Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STERLING CAPITAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2015
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND

SUPPLEMENT DATED MARCH 6, 2015 TO THE

STERLING CAPITAL FUNDS CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS

DATED FEBRUARY 1, 2015

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Funds' Class A, Class B and Class C Shares Prospectus (the "Prospectus"), dated February 1, 2015, with respect to the Sterling Capital Behavioral Small Cap Value Equity Fund (the "Fund").

Average Annual Total Returns

Effective immediately, the Fund's Average Annual Total Returns table is replaced with the following:

Average Annual Total Returns as of December 31, 2014(1)
	1 Year	5 Years	10 Years	Since Inception
Class A Shares				(2/1/10)
Return Before Taxes	-1.34%	11.76%	6.91%	9.79%
Return After Taxes on Distributions	-2.35%	10.39%	5.08%	8.06%
Return After Taxes on Distributions and Sale of Fund Shares	-0.29%	9.17%	5.28%	7.82%
Class B Shares				(2/1/10)
	-1.11%	11.99%	7.14%	9.93%
Class C Shares				(2/1/10)
	3.90%	12.26%	7.15%	9.93%
Russell 2000® Value Index				(1/31/97)
(reflects no deductions for fees, expenses, or taxes)	4.22%	14.26%	6.89%	9.59%

(1)	Performance for Class A, Class B and Class C Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund. Institutional Shares are not offered in this Prospectus. The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund's predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.'s Sterling Partners' Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.

STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND

SUPPLEMENT DATED MARCH 6, 2015 TO THE

STERLING CAPITAL FUNDS INSTITUTIONAL AND R SHARES PROSPECTUS

DATED FEBRUARY 1, 2015

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Funds' Institutional and R Shares Prospectus (the "Prospectus"), dated February 1, 2015, with respect to the Sterling Capital Behavioral Small Cap Value Equity Fund (the "Fund").

Average Annual Total Returns – Institutional Shares

Effective immediately, the Fund's Average Annual Total Returns table for Institutional Shares is replaced with the following:

Average Annual Total Returns as of December 31, 2014(1)
	1 Year	5 Years	10 Years	Since Inception
Institutional Shares				(1/2/97)
Return Before Taxes	4.97%	13.37%	7.68%	10.23%
Return After Taxes on Distributions	3.82%	11.94%	5.82%	8.49%
Return After Taxes on Distributions and Sale of Fund Shares	3.33%	10.49%	5.91%	8.21%
Russell 2000® Value Index				(1/31/97)
(reflects no deductions for fees, expenses, or taxes)	4.22%	14.26%	6.89%	9.59%

(1)	The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund's predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.'s Sterling Partners' Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.

Average Annual Total Returns – R Shares

Effective immediately, the Fund's Average Annual Total Returns table for R Shares is replaced with the following:

Average Annual Total Returns as of December 31, 2014
	1 Year	5 Years(1)	10 Years(1)	Since Inception(1)
Class R Shares				(2/1/10)
Return Before Taxes	4.66%	13.10%	7.55%	10.16%
Return After Taxes on Distributions	3.69%	11.71%	5.71%	8.42%
Return After Taxes on Distributions and Sale of Fund Shares	3.11%	10.28%	5.82%	8.15%
Russell 2000® Value Index				(1/31/97)
(reflects no deductions for fees, expenses, or taxes)	4.22%	14.26%	6.89%	9.59%

(1)	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund. The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund's predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.'s Sterling Partners' Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.

Sterling Capital Behavioral Small Cap Value Equity Fund | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND

SUPPLEMENT DATED MARCH 6, 2015 TO THE

STERLING CAPITAL FUNDS CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS

DATED FEBRUARY 1, 2015

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Funds' Class A, Class B and Class C Shares Prospectus (the "Prospectus"), dated February 1, 2015, with respect to the Sterling Capital Behavioral Small Cap Value Equity Fund (the "Fund").

Average Annual Total Returns

Effective immediately, the Fund's Average Annual Total Returns table is replaced with the following:

Average Annual Total Returns as of December 31, 2014(1)
	1 Year	5 Years	10 Years	Since Inception
Class A Shares				(2/1/10)
Return Before Taxes	-1.34%	11.76%	6.91%	9.79%
Return After Taxes on Distributions	-2.35%	10.39%	5.08%	8.06%
Return After Taxes on Distributions and Sale of Fund Shares	-0.29%	9.17%	5.28%	7.82%
Class B Shares				(2/1/10)
	-1.11%	11.99%	7.14%	9.93%
Class C Shares				(2/1/10)
	3.90%	12.26%	7.15%	9.93%
Russell 2000® Value Index				(1/31/97)
(reflects no deductions for fees, expenses, or taxes)	4.22%	14.26%	6.89%	9.59%

(1)	Performance for Class A, Class B and Class C Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund. Institutional Shares are not offered in this Prospectus. The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund's predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.'s Sterling Partners' Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2014
Sterling Capital Behavioral Small Cap Value Equity Fund | Class A, B and C Shares | Return Before Taxes | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.34%)	[1]
5 Years	rr_AverageAnnualReturnYear05	11.76%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.91%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.79%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2010
Sterling Capital Behavioral Small Cap Value Equity Fund | Class A, B and C Shares | Return Before Taxes | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.11%)	[1]
5 Years	rr_AverageAnnualReturnYear05	11.99%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.14%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.93%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2010
Sterling Capital Behavioral Small Cap Value Equity Fund | Class A, B and C Shares | Return Before Taxes | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.90%	[1]
5 Years	rr_AverageAnnualReturnYear05	12.26%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.15%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.93%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2010
Sterling Capital Behavioral Small Cap Value Equity Fund | Class A, B and C Shares | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(2.35%)	[1]
5 Years	rr_AverageAnnualReturnYear05	10.39%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.08%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.06%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2010
Sterling Capital Behavioral Small Cap Value Equity Fund | Class A, B and C Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.29%)	[1]
5 Years	rr_AverageAnnualReturnYear05	9.17%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.28%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.82%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2010
Sterling Capital Behavioral Small Cap Value Equity Fund | Class A, B and C Shares | Russell 2000® Value Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index
1 Year	rr_AverageAnnualReturnYear01	4.22%	[1]
5 Years	rr_AverageAnnualReturnYear05	14.26%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.89%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.59%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 1997
Sterling Capital Behavioral Small Cap Value Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND

SUPPLEMENT DATED MARCH 6, 2015 TO THE

STERLING CAPITAL FUNDS INSTITUTIONAL AND R SHARES PROSPECTUS

DATED FEBRUARY 1, 2015

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Funds' Institutional and R Shares Prospectus (the "Prospectus"), dated February 1, 2015, with respect to the Sterling Capital Behavioral Small Cap Value Equity Fund (the "Fund").

Average Annual Total Returns – Institutional Shares

Effective immediately, the Fund's Average Annual Total Returns table for Institutional Shares is replaced with the following:

Average Annual Total Returns as of December 31, 2014(1)
	1 Year	5 Years	10 Years	Since Inception
Institutional Shares				(1/2/97)
Return Before Taxes	4.97%	13.37%	7.68%	10.23%
Return After Taxes on Distributions	3.82%	11.94%	5.82%	8.49%
Return After Taxes on Distributions and Sale of Fund Shares	3.33%	10.49%	5.91%	8.21%
Russell 2000® Value Index				(1/31/97)
(reflects no deductions for fees, expenses, or taxes)	4.22%	14.26%	6.89%	9.59%

(1)	The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund's predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.'s Sterling Partners' Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2014
Sterling Capital Behavioral Small Cap Value Equity Fund | Institutional Shares | Return Before Taxes | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.97%	[2]
5 Years	rr_AverageAnnualReturnYear05	13.37%	[2]
10 Years	rr_AverageAnnualReturnYear10	7.68%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	10.23%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1997
Sterling Capital Behavioral Small Cap Value Equity Fund | Institutional Shares | Return After Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.82%	[2]
5 Years	rr_AverageAnnualReturnYear05	11.94%	[2]
10 Years	rr_AverageAnnualReturnYear10	5.82%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.49%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1997
Sterling Capital Behavioral Small Cap Value Equity Fund | Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.33%	[2]
5 Years	rr_AverageAnnualReturnYear05	10.49%	[2]
10 Years	rr_AverageAnnualReturnYear10	5.91%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.21%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1997
Sterling Capital Behavioral Small Cap Value Equity Fund | Institutional Shares | Russell 2000® Value Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index
1 Year	rr_AverageAnnualReturnYear01	4.22%	[2]
5 Years	rr_AverageAnnualReturnYear05	14.26%	[2]
10 Years	rr_AverageAnnualReturnYear10	6.89%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	9.59%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 1997
Sterling Capital Behavioral Small Cap Value Equity Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND

SUPPLEMENT DATED MARCH 6, 2015 TO THE

STERLING CAPITAL FUNDS INSTITUTIONAL AND R SHARES PROSPECTUS

DATED FEBRUARY 1, 2015

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Funds' Institutional and R Shares Prospectus (the "Prospectus"), dated February 1, 2015, with respect to the Sterling Capital Behavioral Small Cap Value Equity Fund (the "Fund").

Average Annual Total Returns – R Shares

Effective immediately, the Fund's Average Annual Total Returns table for R Shares is replaced with the following:

Average Annual Total Returns as of December 31, 2014
	1 Year	5 Years(1)	10 Years(1)	Since Inception(1)
Class R Shares				(2/1/10)
Return Before Taxes	4.66%	13.10%	7.55%	10.16%
Return After Taxes on Distributions	3.69%	11.71%	5.71%	8.42%
Return After Taxes on Distributions and Sale of Fund Shares	3.11%	10.28%	5.82%	8.15%
Russell 2000® Value Index				(1/31/97)
(reflects no deductions for fees, expenses, or taxes)	4.22%	14.26%	6.89%	9.59%

(1)	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund. The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund's predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.'s Sterling Partners' Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2014
Sterling Capital Behavioral Small Cap Value Equity Fund | Class R Shares | Return Before Taxes | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.66%	[3]
5 Years	rr_AverageAnnualReturnYear05	13.10%	[3]
10 Years	rr_AverageAnnualReturnYear10	7.55%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.16%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2010
Sterling Capital Behavioral Small Cap Value Equity Fund | Class R Shares | Return After Taxes on Distributions | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.69%	[3]
5 Years	rr_AverageAnnualReturnYear05	11.71%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.71%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.42%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2010
Sterling Capital Behavioral Small Cap Value Equity Fund | Class R Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.11%	[3]
5 Years	rr_AverageAnnualReturnYear05	10.28%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.82%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.15%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2010
Sterling Capital Behavioral Small Cap Value Equity Fund | Class R Shares | Russell 2000® Value Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index
1 Year	rr_AverageAnnualReturnYear01	4.22%	[3]
5 Years	rr_AverageAnnualReturnYear05	14.26%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.89%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.59%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 1997

[1]	Performance for Class A, Class B and Class C Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund. Institutional Shares are not offered in this Prospectus. The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund's predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.'s Sterling Partners' Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.
[2]	The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund's predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.'s Sterling Partners' Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.
[3]	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund. The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund's predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.'s Sterling Partners' Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.